Research And Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expense [Abstract]
Total expenses	$ 317,690	$ 301,382	$ 291,749
Less - grants and participations	(30,338)	(36,322)	(35,957)
Research and development, net	$ 287,352	$ 265,060	$ 255,792